Investments in Associates and Joint Ventures - Carrying Value of Investments in Associates and Joint Ventures (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 19,151	₱ 18,981	₱ 1,664
Carrying value of investments in joint ventures	33,274	33,783
Total carrying value of investments in associates and joint ventures	52,425	52,764
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	32,990	33,675
Individually Immaterial Joint Ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	284	108
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	8,706	9,186
Total carrying value of investments in associates and joint ventures	6,970	7,304
MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	7,411	6,731
Total carrying value of investments in associates and joint ventures	6,623	4,711
Individually Immaterial Associates
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 3,034	₱ 3,064